UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30,1999

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  August 26, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: 135,690


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Column 1  Colum  Column Colu         Colu        Colum  Colu         Colu
          n 2    3      mn 4         mn 5        n 6    mn 7         mn 8
Name of   Title         Valu  Shrs               Inves  Othe
Issuer    of     CUSIP  e     or     SH/P  Put/  tment  r     Sole   Shar  No
          Class         (x$1  prn    RN    Call  discr  Mana         ed    ne
                        000)  amt                etion  gers
BCE Inc-  COM    05534B 245   5000   SH          SOLE         5000
Cad              109

Bank      COM    063671 549   15,00  SH          SOLE         15,00
Montreal         101          0                               0
Que
Cadillac  COM    126929 2,58  136,0  SH          SOLE         136,0
Fairview         207    0     00                              00
Corp
Checkers  WT     162809 181   1,139  SH          SOLE         1,139
Drive-In  EXP    115          ,602                            ,602
Restaura  12220
nts       0
Frontier  COM    359065 53,1  3,297  SH          SOLE         3,297
Airlines         109    66    ,100                            ,100
Inc New
Marvel    COM    57383M 1,52  207,1  SH          SOLE         207,1
Enterpri         108    8     38                              38
ses

Mountain  COM    62426E 7,12  3,800  SH          SOLE         3,800
Prov Mng         402    7     ,900                            ,900
Inc
Nine      SB NT  65440D 14,2  14,20  SH          SOLE         14,20
West      CV     AC6    56    0                               0
Group     5.5%
Inc       03
Paragon   COM    69912K 206   300,0  SH          SOLE         300,0
Trade            107          00                              00
Brands
Inc
Premier   SB NT  74058F 9,06  12,85  SH          SOLE         12,85
Technolo  CV     AC6    4     0                               0
gies Inc  5.75%
          04
S3 Inc    SB NT  784849 12,4  14,75  SH          SOLE         14,75
          CV     AC5    08    0                               0
          5.75%
          03
Toronto   COM    891160 684   15,00  SH          SOLE         15,00
Dominion  NEW    509          0                               0
BK Ont
Waste     COM    94106P 33,6  4,879  SH          SOLE         4,879
Sys Intl  NEW    209    96    ,104                            ,104
Inc

Grand                   135,  13,83
Total                   690   6,644



